FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Assets
Beginning balance	£ 259,944
Ending Balance	265,634
Financial Liabilities [Abstract]
Beginning balance	(246,171)
Ending Balance	(250,917)
Level 3 | Other financial assets at FVTPL
Assets
Beginning balance	80
Fair value movements	(6)
Transfers out	0
Settlements	(6)
Ending Balance	68
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(6)
Level 3 | Financial assets at FVOCI
Assets
Beginning balance	34
Fair value movements	0
Transfers out	(32)
Settlements	(2)
Ending Balance	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0
Level 3 | Financial assets at fair value
Assets
Beginning balance	149
Fair value movements	(5)
Transfers out	(32)
Settlements	(10)
Ending Balance	102
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(5)
Level 3 | Derivatives
Assets
Beginning balance	35
Fair value movements	1
Transfers out	0
Settlements	(2)
Ending Balance	34
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	1
Derivatives | Level 3
Financial Liabilities [Abstract]
Beginning balance	(14)
Fair value movements	0
Transfers out	0
Settlements	0
Ending Balance	(14)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0
Financial liabilities at fair value | Level 3
Financial Liabilities [Abstract]
Beginning balance	(14)
Fair value movements	0
Transfers out	0
Settlements	0
Ending Balance	(14)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	£ 0